Stock Compensation Plans - Black-Scholes Option-Pricing Model Assumptions (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average risk-free interest rate	0.89%
Expected dividend yield	0.00%
Expected stock volatility	8.13%
Expected life in years	3 years
Per share fair value of options issued during the year	$ 0.87